File No. 333-74687     CIK #1025264

                       Securities and Exchange Commission
                          Washington, D. C. 20549-1004

                                 Post-Effective
                               Amendment No. 2 to
                                    Form S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

                     Van Kampen Focus Portfolios, Series 143
                              (Exact Name of Trust)

                              Van Kampen Funds Inc.
                            (Exact Name of Depositor)

                               One Parkview Plaza
                        Oakbrook Terrace, Illinois 60181
          (Complete address of Depositor's principal executive offices)


  VAN KAMPEN FUNDS INC.                               CHAPMAN AND CUTLER
  Attention: Sara L. Badler                           Attention: Mark J. Kneedy
  One Parkview Plaza                                  111 West Monroe Street
  Oakbrook Terrace, Illinois 60181                    Chicago, Illinois 60603


               (Name and complete address of agents for service)

    (X) Check if it is proposed that this filing will become effective on September 24, 2001 pursuant to paragraph (b) of Rule 485.




                     VAN KAMPEN FOCUS PORTFOLIO, SERIES 143
                         NEW MILLENNIUM TRUST SERIES 1

--------------------------------------------------------------------------------
                               PROSPECTUS PART ONE
  NOTE: Part I of this Prospectus may not be distributed unless accompanied by
                                    Part II.
        Please retain both parts of this Prospectus for future reference.
--------------------------------------------------------------------------------

                                    THE TRUST
         Van Kampen Focus Portfolios, Series 143 includes the underlying unit investment trust described above (the "Trust"). The Trust seeks to increase the value of your Units by investing in a diversified portfolio of well-known, high quality equity securities.







     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE UNITS OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                THE DATE OF THIS PROSPECTUS IS SEPTEMBER 24, 2001






                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 143
                         NEW MILLENNIUM TRUST, SERIES 1
                   SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                               AS OF JULY 5, 2001
                         SPONSOR: VAN KAMPEN FUNDS INC.
                       EVALUATOR: THE BANK OF NEW YORK (1)
                       SUPERVISOR: FIRST UNION SECURITIES
                          TRUSTEE: THE BANK OF NEW YORK

                                                                                                              NEW
                                                                                                          MILLENNIUM
                                                                                                             TRUST
                                                                                                       ----------------
GENERAL INFORMATION
Number of Units                                                                                               1,363,670
Fractional Undivided Interest in Trust per Unit                                                             1/1,363,670
Public Offering Price:
      Aggregate Value of Securities in Portfolio (2)                                                  $   11,944,164.47
      Aggregate Value of Securities per Unit (including accumulated dividends)                        $          8.7589
      Sales charge 3.50% (3.627% of Aggregate Value of Securities excluding
         principal cash) per Unit                                                                     $           .3177
      Public Offering Price per Unit (3)(4)                                                           $          9.0766
Redemption Price per Unit                                                                             $          8.7589
Secondary Market Repurchase Price per Unit                                                            $          8.7589
Excess of Public Offering Price per Unit Over Redemption Price per Unit                               $           .3177

Supervisor's Annual Supervisory Fee                 Maximum of $.0025 per Unit
Evaluator's Annual Fee (1)                          Maximum of $.0025 per Unit
Evaluation Time                                     Close of the New York Stock Exchange
Initial Date of Deposit                             June 22, 1999
Mandatory Termination Date                          June 22, 2004

     Minimum Termination Value The Trust may be terminated if the net asset value of such Trust is less than $500,000 unless the net asset value of such Trust deposits has exceeded $15,000,000, then the Trust Agreement may be terminated if the net asset value of such Trust is less than $3,000,000.

Estimated Expenses per Unit (1)                     $.01913
Estimated Annual Dividends per Unit                 $.10087
Trustee's Annual fee                                $.0095 per Unit

Income Distribution Record Date ................... TENTH day of June and December.
Income Distribution Date .......................... TWENTY-FIFTH day of June and December.
Capital Account Record Date ....................... TENTH day of June and December.
Capital Account Distribution Date ................. TWENTY-FIFTH day of June and December.


--------------------------------------------------------------------------------

(1) Notwithstanding anything to the contrary in Part II of this Prospectus, effective April 23, 2001, The Bank of New York became the Evaluator for each Trust in place of American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp. As successor Evaluator, The Bank of New York will receive a fee for its services in an amount equal to $.0015 per Unit. Van Kampen Funds Inc. will continue to provide price dissemination and pricing oversight services for each Trust and will be reimbursed by each Trust for the cost of providing such services. This amount is estimated to be $.001 per Unit and will be included in the Estimated Expenses per Unit in future periods.

(2) Equity Securities are valued at the closing sale price, or if no such price exists, at the closing bid price thereof.

(3) Anyone ordering Units will have added to the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.

(4) Effective on each June 22, the secondary sales charge will decrease by .5 of 1% to a minimum sales charge of 3.00%.




                              PER UNIT INFORMATION

                                                                                             2000 (1)         2001
                                                                                          ------------   ------------
Net asset value per Unit at beginning of period.........................................  $       9.90   $      12.15
                                                                                          ============   ============
Net asset value per Unit at end of period...............................................  $      12.15   $       9.68
                                                                                          ============   ============
Distributions to Unitholders of investment income including accumulated dividends paid
   on Units redeemed (average Units outstanding for entire period)......................  $      26.38   $       0.07
                                                                                          ============   ============
Distributions to Unitholders from Equity Security sales proceeds (average Units
   outstanding for entire period).......................................................  $         --   $         --
                                                                                          ============   ============
Unrealized appreciation (depreciation) of Equity Securities (per Unit outstanding at
   end of period).......................................................................  $       2.27   $      (3.01)
                                                                                          ============   ============
Distributions of investment income by frequency of payment
   Semiannual...........................................................................  $       0.02   $       0.06
Units outstanding at end of period......................................................     1,718,530      1,385,359

--------------------------------------------------------------------------------

(1) For the period from June 22, 1999 (date of deposit) through May 31, 2000.



               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

     TO THE BOARD OF DIRECTORS OF VAN KAMPEN FUNDS INC. AND THE UNITHOLDERS OF VAN KAMPEN FOCUS PORTFOLIOS, SERIES 143 (NEW MILLENNIUM TRUST, SERIES 1):

   We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolio of Van Kampen Focus Portfolios, Series 143 (New Millennium Trust, Series 1) as of May 31, 2001 and the related statements of operations and changes in net assets for the period from June 22, 1999 (date of deposit) through May 31, 2000 and the year ended May 31, 2001. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audit.
   We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2001 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.
   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Van Kampen Focus Portfolios, Series 143 (New Millennium Trust, Series 1) as of May 31, 2001 and the results of operations and changes in net assets for the period from June 22, 1999 (date of deposit) through May 31, 2000 and the year ended May 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP

   Chicago, Illinois
   July 13, 2001



                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 143

                             STATEMENTS OF CONDITION
                                  MAY 31, 2001

                                                                                                               NEW
                                                                                                           MILLENNIUM
                                                                                                              TRUST
                                                                                                         ---------------
   Trust property
      Cash                                                                                               $            --
      Securities at market value, (cost $13,906,462) (note 1)                                                 13,625,507
      Accumulated dividends                                                                                       13,820
      Receivable for securities sold                                                                                  --
                                                                                                         ---------------
                                                                                                         $    13,639,327
                                                                                                         ===============
   Liabilities and interest to Unitholders
      Cash overdraft                                                                                     $       206,562
      Redemptions payable                                                                                         28,734
      Interest to Unitholders                                                                                 13,404,031
                                                                                                         ---------------
                                                                                                         $    13,639,327
                                                                                                         ===============

                             ANALYSES OF NET ASSETS

   Interest of Unitholders (1,385,359 Units of fractional undivided interest outstanding)
      Cost to original investors of 1,924,625 Units (note 1)                                             $    20,529,371
        Less initial underwriting commission (note 3)                                                            973,483
                                                                                                         ---------------
                                                                                                              19,555,888
        Less redemption of 539,266 Units                                                                       6,345,893
                                                                                                         ---------------
                                                                                                              13,209,995
      Overdistributed net investment income
        Net investment income                                                                                    116,262
        Less distributions to Unitholders                                                                        156,308
                                                                                                         ---------------
                                                                                                                 (40,046)
      Realized gain (loss) on Security sale                                                                    1,183,892
      Unrealized appreciation (depreciation) of Securities (note 2)                                             (280,955)
      Deferred Sales Charge                                                                                     (668,855)
      Distributions to Unitholders of Security sale proceeds                                                          --
                                                                                                         ---------------
          Net asset value to Unitholders                                                                 $    13,404,031
                                                                                                         ===============
   Net asset value per Unit (1,385,359 Units outstanding)                                                $          9.68
                                                                                                         ===============


        The accompanying notes are an integral part of these statements.



                         NEW MILLENNIUM TRUST, SERIES 1

                            STATEMENTS OF OPERATIONS
        PERIOD FROM JUNE 22, 1999 (DATE OF DEPOSIT) THROUGH MAY 31, 2000
                         AND THE YEAR ENDED MAY 31, 2001

                                                                                               2000          2001
                                                                                           ------------- -------------
   Investment income
      Dividend income..................................................................    $   109,953   $     99,885
      Expenses
         Trustee fees and expenses.....................................................         15,216         16,449
         Evaluator fees................................................................          3,826          4,429
         Organizational fees...........................................................         45,746          4,395
         Supervisory fees..............................................................          3,515             --
                                                                                           ------------- -------------
            Total expenses.............................................................         68,303         25,273
                                                                                           ------------- -------------
         Net investment income.........................................................         41,650         74,612
   Realized gain (loss) from Security sale
      Proceeds.........................................................................      2,883,485      3,955,998
      Cost.............................................................................      2,327,416      3,328,175
                                                                                           ------------- -------------
         Realized gain (loss)..........................................................        556,069        627,823
   Net change in unrealized appreciation (depreciation) of Securities..................      3,895,158     (4,176,113)
                                                                                           ------------- -------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...............    $ 4,492,877   $ (3,473,678)
                                                                                           ============= =============

                       STATEMENTS OF CHANGES IN NET ASSETS
        PERIOD FROM JUNE 22, 1999 (DATE OF DEPOSIT) THROUGH MAY 31, 2000
                         AND THE YEAR ENDED MAY 31, 2001

                                                                                               2000          2001
                                                                                           ------------- -------------
   Increase (decrease) in net assets Operations:
      Net investment income............................................................    $    41,650   $     74,612
      Realized gain (loss) on Securities sales.........................................        556,069        627,823
      Net change in unrealized appreciation (depreciation) of Securities...............      3,895,158     (4,176,113)
                                                                                           ------------- -------------
         Net increase (decrease) in net assets resulting from operations...............      4,492,877     (3,473,678)
   Distributions to Unitholders from:
      Net investment income............................................................        (47,371)      (108,937)
      Redemption of Units..............................................................     (2,449,057)    (3,896,836)
      Deferred sales charge............................................................       (668,855)            --
                                                                                           ------------- -------------
         Total increase (decrease).....................................................      1,327,594     (7,479,451)
   Net asset value to Unitholders
      Beginning of period..............................................................        144,678     20,883,482
      Additional Securities purchased from the proceeds of Unit Sales..................     19,411,210             --
                                                                                           ------------- -------------
      End of period (including overdistributed net investment income of $(5,721)
         and $(40,046), respectively)..................................................    $20,883,482   $ 13,404,031
                                                                                           ============= =============


        The accompanying notes are an integral part of these statements.


NEW MILLENNIUM TRUST, SERIES 1                                                            PORTFOLIO AS OF MAY 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Valuation of
Number                                                                                   Market Value     Securities
of Shares          Name of Issuer                                                          Per Share       (Note 1)
---------------    ------------------------------------------------------------------------------------ ---------------
                   BIOTECH
         20,713      Affymetrix, Incorporated                                           $   39.2500     $      812,985
------------------------------------------------------------------------------------------------------------------------------------
         17,703      Amgen, Incorported                                                     66.3800          1,175,125
------------------------------------------------------------------------------------------------------------------------------------
          8,181      Biogen, Incorporated                                                   60.3100            493,396
------------------------------------------------------------------------------------------------------------------------------------
                   ENERGY
          5,187      DaimlerChrysler AG                                                     46.0400            238,809
------------------------------------------------------------------------------------------------------------------------------------
          6,640      DuPont (E.I.) de Nemours and Company                                   46.4000            308,096
------------------------------------------------------------------------------------------------------------------------------------
         11,991      Enron Corporation                                                      52.9100            634,444
------------------------------------------------------------------------------------------------------------------------------------
          7,365      Schlumberger, Limited                                                  63.0300            464,216
------------------------------------------------------------------------------------------------------------------------------------
          1,436      Transocean Sedco Forex Incorporated                                    53.4500             76,754
------------------------------------------------------------------------------------------------------------------------------------
                   FINANCE
         11,187      American Express Company                                               42.1200            471,196
------------------------------------------------------------------------------------------------------------------------------------
          6,458      Bank of America Corporation                                            59.2500            382,637
------------------------------------------------------------------------------------------------------------------------------------
         12,712      E*TRADE Group, Incorporated                                             7.5000             95,340
------------------------------------------------------------------------------------------------------------------------------------
          9,452      First Data Corporation                                                 65.6100            620,146
------------------------------------------------------------------------------------------------------------------------------------
         12,180      Merrill Lynch & Company                                                64.9700            791,335
------------------------------------------------------------------------------------------------------------------------------------
         10,991      Wells Fargo Company                                                    47.0800            517,456
------------------------------------------------------------------------------------------------------------------------------------
                   INTERNET
          1,649      Amazon.com, Incorporated                                               16.6900             27,522
------------------------------------------------------------------------------------------------------------------------------------
          1,740      At Home Corporation                                                     4.1800              7,273
------------------------------------------------------------------------------------------------------------------------------------
          1,654      Broadcom Corporation                                                   33.2600             55,012
------------------------------------------------------------------------------------------------------------------------------------
          1,298      Yahoo!, Incorporated                                                   18.1100             23,507
------------------------------------------------------------------------------------------------------------------------------------
                   MEDICAL HEALTHCARE
          7,001      Bristol-Myers Squibb Company                                           54.2400            379,734
------------------------------------------------------------------------------------------------------------------------------------
         11,995      Cardinal Health, Incorporated                                          71.9900            863,520
------------------------------------------------------------------------------------------------------------------------------------
         12,353      Medtronic, Incorporated                                                42.9800            530,932
------------------------------------------------------------------------------------------------------------------------------------
         14,162      Pfizer, Incorporated                                                   42.8900            607,408
------------------------------------------------------------------------------------------------------------------------------------
         13,174      Sunrise Assisted Living, Incorporated                                  23.7100            312,356
------------------------------------------------------------------------------------------------------------------------------------
                   RETAIL
          9,813      Gap, Incorporated                                                      31.0000            304,203
------------------------------------------------------------------------------------------------------------------------------------
         10,629      Wal-Mart Stores, Incorporated                                          51.7500            550,051
------------------------------------------------------------------------------------------------------------------------------------
                   TECHNOLOGY
          8,180      America Online, Incorporated                                           52.2300            427,241
------------------------------------------------------------------------------------------------------------------------------------
            610      Avaya Incorporated                                                     16.2000              9,882
------------------------------------------------------------------------------------------------------------------------------------
         15,260      Cisco Systems, Incorporated                                            19.2600            293,908
------------------------------------------------------------------------------------------------------------------------------------
         15,806      EMC Corporation                                                        31.6000            499,470
------------------------------------------------------------------------------------------------------------------------------------
          7,273      Lucent Technologies, Incorporated                                       7.8800             57,311
------------------------------------------------------------------------------------------------------------------------------------
            584      McData Corporation                                                     25.3600             14,810
------------------------------------------------------------------------------------------------------------------------------------
          5,367      Microsoft Corporation                                                  69.1800            371,289
------------------------------------------------------------------------------------------------------------------------------------
         21,070      Nokia Oyi                                                              29.2400            616,087
------------------------------------------------------------------------------------------------------------------------------------
         27,971      Sun Microsystems, Incorporated                                         16.4700            460,682
------------------------------------------------------------------------------------------------------------------------------------
          7,364      WorldCom, Incorporated                                                 17.8400            131,374
---------------                                                                                         ---------------
        337,149                                                                                         $   13,625,507
===============                                                                                         ===============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these statements.



                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 143

                          NOTES TO FINANCIAL STATEMENTS
                              MAY 31, 2000 AND 2001
--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Security Valuation - Securities are valued at the last closing sales price or, if no such price exists, at the closing bid price thereof.

   Security Cost - The original cost to the Trust of the Securities was based, for Securities listed on a national securities exchange on the closing sale prices on the exchange. The cost was determined on the day of the various Dates of Deposit.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the Securities in the Trust based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - Each Unitholder is considered to be the owner of a pro rata portion of the trust and, accordingly, no provision has been made for Federal Income Taxes.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

   New Accounting Pronouncements - On December 1, 2000, the American Institute of Certified Public Accountants issued a new audit and accounting guide for Investment Companies. The revised guide codifies new accounting standards on several issues, including amortization of premium or discount on debt securities and accounting for offering costs. Changes required by the guide are to be applied prospectively and are effective for fiscal years beginning after December 15, 2000. Amortization of premium or discount on debt securities will result in a reclassification of amounts previously recognized in unrealized gains or losses to net investment income. Trusts with unamortized offering costs are to apply the provisions relating to offering costs as a cumulative effect of the change charged or credited directly to Net Asset Value to Unitholders. The trustee and the sponsor believe that the adoption of the provisions in the guide will not have a material impact on the financial statements of the trust.

NOTE 2 - PORTFOLIO
   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at May 31, 2001 is as follows:

   Unrealized Appreciation       $     2,429,141
   Unrealized Depreciation           (2,710,096)
                                 ----------------
                                 $     (280,955)
                                 ================

NOTE 3- OTHER
   Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the portfolio of the Trust valued as described in Note 1, plus accumulated dividends to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on adding to the underlying value of the Securities per Unit on the date of an investor's purchase, plus an amount equal to the difference between the maximum sales charge of 4.5% of the public offering price which is equivalent to 4.712% of the aggregate underlying value of the Securities and the maximum deferred sales charge of ($0.35 per Unit). These investors paid a deferred sales charge of $0.35 per Unit. Beginning June 22, 2000, the secondary sales charge will be 4.00% and will not include deferred payments. On each subsequent June 22, the secondary market sales charge will decrease by .5 of 1% to a minimum sales charge of 3.00%.

   Compensation of Evaluator and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.0025 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to all applicable Trusts). The Evaluator receives an annual fee for regularly evaluating the Trust's portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS
   During the period ended May 31, 2000 and the year ended May 31, 2001, 206,095 Units and 333,171 Units, respectively, were presented for redemption.



                         NEW MILLENNIUM TRUST, SERIES 1

--------------------------------------------------------------------------------

   Van Kampen Focus Portfolios, Series 143 includes the unit investment trust described above (the "Trust"). The Trust seeks to increase the value of your Units by investing in a diversified portfolio of equity securities selected by First Union Securities, Inc. (formerly Wheat First Union, a division of First Union Capital Markets Corp.). Of course, we cannot guarantee that the Trust will achieve its objective.











                               PROSPECTUS PART II
                       THIS PROSPECTUS CONTAINS TWO PARTS.
 NO ONE MAY USE THIS PROSPECTUS PART II UNLESS ACCOMPANIED BY PROSPECTUS PART I.

       YOU SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved of the Units or passed upon the adequacy or accuracy of this prospectus. Any contrary representation is a criminal offense.

THE TRUST

   The Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement"), dated the Initial Date of Deposit, among Van Kampen Funds Inc., as Sponsor, First Union Securities, Inc., as Supervisor, The Bank of New York, as Trustee and Evaluator, or their predecessors. Effective April 23, 2001, American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp., resigned as Evaluator and The Bank of New York was appointed successor Evaluator for the Trust.
   The Trust offers the opportunity to purchase Units representing proportionate interests in a portfolio of actively traded equity securities. The Trust may be an appropriate medium for investors who desire to participate in a portfolio of common stocks with greater diversification than they might be able to acquire individually.
   On the Initial Date of Deposit, the Sponsor deposited delivery statements relating to contracts for the purchase of the Securities and an irrevocable letter of credit in the amount required for these purchases with the Trustee. In exchange for these contracts the Trustee delivered to the Sponsor documentation evidencing the ownership of Units of the Trust. Unless otherwise terminated as provided in the Trust Agreement, the Trust will terminate on the Mandatory Termination Date and any remaining Securities will be liquidated or distributed by the Trustee within a reasonable time. As used in this Prospectus the term "Securities" means the securities (including contracts to purchase these securities) listed in "Portfolio" in Part One and any additional securities deposited into the Trust.
   Additional Units may be issued at any time by depositing in the Trust (i) additional Securities, (ii) contracts to purchase Securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit or the equivalent) with instructions to purchase additional Securities. As additional Units are issued by the Trust, the aggregate value of the Securities will be increased and the fractional undivided interest represented by each Unit will be decreased. The Sponsor may continue to make additional deposits into the Trust following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the number of shares of each Security in the Trust's portfolio that existed immediately prior to the subsequent deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the deposit and the purchase of the Securities and because the Trust will pay the associated brokerage or acquisition fees.
   Each Unit initially offered represents an undivided interest in the Trust. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in the Trust represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in the Trust will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.
   The Trust consists of (a) the Securities (including contracts for the purchase thereof) listed under the "Portfolio" in Part One as may continue to be held from time to time in the Trust, (b) any additional Securities acquired and held by the Trust pursuant to the provisions of the Trust Agreement and (c) any cash held in the related Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

OBJECTIVES AND SECURITIES SELECTION

   The Trust seeks to increase the value of your investment through ownership of a portfolio of equity securities. First Union Securities, Inc. (formerly Wheat First Union, a division of First Union Capital Markets Corp.) (the "Underwriter") selected companies within targeted sectors that it believes are best positioned to take advantage of the opportunities it sees in the new millennium. First Union recognized four major forces that it believes will impact investment performance for the next millennium:

     Demographics - Baby boomers are entering the latter part of their lives and their spending habits have historically had major economic impacts.

    Expanding Prosperity - The forces that lead America's prosperity may expand and the worldwide drive to democracy and capitalism could lead to more of the world's workers sharing in prosperity.

    Accelerating Technology Growth - Technological innovation should continue to be a key factor for success. New products, demand and opportunities may push governments and corporations to invest in technology to remain competitive.

    A New Pro-Growth Philosophy - Inflation pressures appear to be under control and a period of deflation may be possible. This may encourage policymakers to focus on turning their economies into growth engines-helping impoverished parts of the world to increase their standard of living.

   First Union identified seven sectors that it believed should drive your investment planning in the new millennium. These sectors are a direct result of the major forces shaping the future.

    Technology - This sector could be a dominant force for the next millennium. Growth may accelerate and global opportunity could offer significant potential for leading companies.

    Medical/Healthcare - The aging baby boomer population may benefit companies providing pharmaceuticals, assisted-living centers, and medical products. Demand for healthcare should accelerate in the next 15-20 years with growth in population.

    Biogenetics - Significant potential may exist in this area built on advances in technology, miniaturization and communication over the last three decades.

    Environmental - The new pro-growth environment could make protecting the environment a priority and the U.S. could become a net exporter of environmental products. Areas such as agricultural products, alternative energy and low-emission vehicles may be the first to benefit.

    Alternative Energy - World demand for energy appears to be expanding. Alternative energy may help solve the problem of increasing energy consumption and may avoid endangering natural resources.

    Financial Services - The goal of capturing and maintaining wealth as it passes from baby boomers to their children may provide opportunity for innovative financial companies. Demand for capital and expertise in burgeoning economies is expanding globally.

    Retail - Innovative retailers, with a focus on the customer, could be rewarded. First Union sees a growing trend of companies reaching new global markets through technology.

   After identifying the forces and the sectors, the selection process began with a universe of approximately 300 companies with fundamental "buy" recommendations from leading Wall Street analysts. First Union then focused on companies having many of the following fundamental characteristics:

     o    Product innovation

     o    Drivers of change

     o    Industry leaders

     o    Integrators of technology to support the business

     o    Customer focus

     o    Dynamic and visionary management teams

   As with any investment, we cannot guarantee that the Trust will achieve its objective. The value of your Units may fall below the price you paid for the Units. You should read the "Risk Factors" section before you invest.

   The Underwriter uses the list of Securities in its independent capacity as an investment adviser and distributes this information to various individuals and entities. The Underwriter may recommend or effect transactions in the Securities. This may have an adverse effect on the prices of the Securities. This also may have an impact on the price the Trust pays for the Securities and the price received upon Unit redemptions or Trust termination.
   The Underwriter acts as agent or principal in connection with the purchase and sale of equity securities, including the Securities, and may act as a market maker in the Securities. The Underwriter also issues reports and makes recommendations on the Securities.
   You should note that the Underwriter applied the selection criteria to the Securities for inclusion in the Trust as of the Initial Date of Deposit. After this date, the Securities may no longer meet the selection criteria. Should a Security no longer meet the selection criteria, we will generally not remove the Security from the portfolio.

RISK FACTORS

   PRICE VOLATILITY. The Trust invests in common stocks. The value of Units will fluctuate with the value of these stocks and may be more or less than the price you originally paid for your Units. The market value of common stocks sometimes moves up or down rapidly and unpredictably. Because the Trust is unmanaged, the Trustee will not sell stocks in response to market fluctuations as is common in managed investments. As with any investment, we cannot guarantee that the performance of the Trust will be positive over any period of time.
   DIVIDENDS. Common stocks represent ownership interests in the issuers and are not obligations of the issuers. Accordingly, common stockholders have a right to receive dividends only after the company has provided for payment of its creditors, bondholders and preferred stockholders. Common stocks do not assure dividend payments. Dividends are paid only when declared by an issuer's board of directors and the amount of any dividend may vary over time.
   TECHNOLOGY ISSUERS. The Trust invests in a significant number of technology companies. These companies face risks related to rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. An unexpected change in technology can have a significant negative impact on a company. The failure of a company to introduce new products or technologies or keep pace with rapidly changing technology, can have a negative impact on the company's results. Technology stocks tend to experience substantial price volatility and speculative trading. Announcements about new products, technologies, operating results or marketing alliances can cause stock prices to fluctuate dramatically. At times, however, extreme price and volume fluctuations are unrelated to the operating performance of a company. This can impact your ability to redeem your Units at a price equal to or greater than what you paid.
   The market for certain products may have only recently begun to develop, is rapidly evolving or is characterized by increasing suppliers. Key components of some technology products are available only from limited sources. This can impact the cost of and ability to acquire these components. Some technology companies serve highly concentrated customer bases with a limited number of large customers. Any failure to meet the standard of these customers can result in a significant loss or reduction in sales. Many products and technologies are incorporated into other products. As a result, some companies are highly dependent on the performance of other technology companies. We cannot guarantee that these customers will continue to place additional orders or will place orders in similar quantities as in the past.
   NO FDIC GUARANTEE. An investment in your Trust is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PUBLIC OFFERING

   GENERAL. Units are offered at the Public Offering Price which includes the underlying value of the Securities, the sales charge, and cash, if any, in the Income and Capital Accounts. The "Summary of Essential Financial Information" in Part One describes the sales charge in detail. Beginning on June 22, 2000 the secondary market sales charge will be 4.00%. On each subsequent June 22, the secondary market sales charge will decrease by 0.5% to a minimum sales charge of 3.00%.
   Any sales charge reduction is the responsibility of the selling broker, dealer or agent.
   Units may be purchased in the primary or secondary market at the Public Offering Price less the concession the Sponsor typically allows to brokers and dealers for purchases by (1) investors who purchase Units through registered investment advisers, certified financial planners and registered broker-dealers who in each case either charge periodic fees for brokerage services, financial planning, investment advisory or asset management service, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed, (2) bank trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, custodial or similar capacity, (3) any person who for at least 90 days, has been an officer, director or bona fide employee of any firm offering Units for sale to investors or their spouses or children under 21 and (4) officers and directors of bank holding companies that make Units available directly or through subsidiaries or bank affiliates. Notwithstanding anything to the contrary in this Prospectus, such investors, bank trust departments, firm employees and bank holding company officers and directors who purchase Units through this program will not receive sales charge reductions for quantity purchases.
   Employees, officers and directors (including their spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen Funds Inc. and its affiliates, dealers and their affiliates and vendors providing services to the Sponsor may purchase Units at the Public Offering Price less the applicable dealer concession.
   The minimum purchase is 250 Units but may vary by selling firm. However, in connection with fully disclosed transactions with the Sponsor, the minimum purchase requirement will be that number of Units set forth in the contract between the Sponsor and the related broker or agent.
   OFFERING PRICE. The Public Offering Price of Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One in accordance with fluctuations in the prices of the underlying Securities in the Trust. The initial price of the Securities was determined by Interactive Data Corporation, a firm regularly engaged in the business of evaluating, quoting or appraising comparable securities. The Evaluator will generally determine the value of the Securities as of the Evaluation Time on each business day and will adjust the Public Offering Price of Units accordingly. This Public Offering Price will be effective for all orders received prior to the Evaluation Time on each business day. The Evaluation Time is the close of the New York Stock Exchange on each Trust business day. Orders received by the Trustee or Sponsor for purchases, sales or redemptions after that time, or on a day which is not a business day, will be held until the next determination of price. The term "business day", as used herein and under "Rights of Unitholders--Redemption of Units", excludes Saturdays, Sundays and holidays observed by the New York Stock Exchange.
   The aggregate underlying value of the Securities is determined on each business day by the Evaluator in the following manner: If the Securities are listed on a national or foreign securities exchange or the Nasdaq Stock Market, Inc., this evaluation is generally based on the closing sale prices on that exchange or market (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or market, at the closing bid prices. If the Securities are not listed on a national or foreign securities exchange or the Nasdaq Stock Market, Inc. or, if so listed and the principal market therefor is other than on the exchange or market, the evaluation shall generally be based on the current bid price on the over-the-counter market (unless it is determined that these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable, the evaluation is generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Securities on the bid side of the market or (c) by any combination of the above. The value of any foreign securities is based on the applicable currency exchange rate in U.S. dollars as of the Evaluation Time. The value of the Securities for purposes of secondary market transactions and redemptions is described under "Rights of Unitholders--Redemption of Units". The Sponsor will provide price dissemination and oversight services to the Trust.
   In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities but rather the entire pool of Securities, taken as a whole, which are represented by the Units.
   UNIT DISTRIBUTION. Units will be distributed to the public by the Sponsor, broker-dealers and others at the Public Offering Price. Units repurchased in the secondary market, if any, may be offered by this Prospectus at the secondary market Public Offering Price in the manner described above.
   The Sponsor intends to qualify Units for sale in a number of states. Brokers, dealers and others will be allowed a concession or agency commission in connection with secondary market transactions that will initially be 3.50% of the Public Offering Price per Unit and will decrease by 0.50% on each June 22 beginning on June 22, 2000 to a minimum of 2.00%.
   Any discount provided to investors will be borne by the selling dealer or agent as indicated under "General" above. Notwithstanding anything to the contrary herein, in no case shall the total of any concessions, agency commissions and any additional compensation allowed or paid to any broker, dealer or other distributor of Units with respect to any individual transaction exceed the total sales charge applicable to such transaction. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.
   Broker-dealers of the Trust, banks and/or others may be eligible to participate in a program in which such firms receive from the Sponsor a nominal award for each of their representatives who have sold a minimum number of units of unit investment trusts created by the Sponsor during a specified time period. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying entities for certain services or activities which are primarily intended to result in sales of Units of the Trust. Such payments are made by the Sponsor out of its own assets, and not out of the assets of the Trust. These programs will not change the price Unitholders pay for their Units or the amount that the Trust will receive from the Units sold.
   SPONSOR AND UNDERWRITER COMPENSATION. The Underwriter will receive a gross sales commission equal to the total sales charge applicable to each transaction. The Sponsor will receive from the Underwriter the difference between the gross sales commission and an amount equal to the broker concessions or agency commissions described under "Unit Distribution". Any sales charge discount provided to investors will be borne by the selling dealer or agent.
   In addition, the Sponsor will realize a profit or loss as a result of the difference between the price paid for the Securities by the Sponsor and the cost of the Securities to the Trust on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities. The Sponsor or Underwriter may realize profit or loss as a result of the possible fluctuations in the market value of the Securities, since all proceeds received from purchasers of Units are retained by the Sponsor or Underwriter. In maintaining a secondary market, the Underwriter will realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge) or from a redemption of repurchased Units at a price above or below the purchase price. Cash, if any, made available to the Sponsor or Underwriter prior to the date of settlement for the purchase of Units may be used in the Sponsor's or Underwriter's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.
   An affilliate of the Sponsor may have participated in a public offering of one or more of the Securities. The Sponsor, an affiliate or their employees may have a long or short position in these Securities. An affiliate may act as a specialist or market marker for these Securities.
An officer, director or employee of the Sponsor or an affiliate may be an officer or director for issuers of the Securities.
   MARKET FOR UNITS. Although it is not obligated to do so, the Underwriter currently intends to maintain a market for Units and to purchase Units at the secondary market repurchase price (which is described under "Right of Unitholders--Redemption of Units"). The Underwriter may discontinue purchases of Units or discontinue purchases at this price at any time. In the event that a secondary market is not maintained, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". Unitholders should contact their broker to determine the best price for Units in the secondary market. The Trustee will notify the Underwriter of any tendered of Units for redemption. If the Underwriter's bid in the secondary market equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which Units would have been redeemed by the Trustee. The Underwriter may sell repurchased Units at the secondary market Public Offering Price per Unit.
   TAX-SHELTERED RETIREMENT PLANS. Units are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for the individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The purchase of Units may be limited by the plans' provisions and does not itself establish such plans.

RIGHTS OF UNITHOLDERS

   DISTRIBUTIONS. Dividends and any net proceeds from the sale of Securities received by a Trust will generally be distributed to Unitholders on each Distribution Date to Unitholders of record on the preceding Record Date. These dates appear under "Summary of Essential Financial Information" in Part One. A person becomes a Unitholder of record on the date of settlement (generally three business days after Units are ordered).
   Dividends received by a Trust are credited to the Income Account of the Trust. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account. Proceeds received on the sale of any Securities, to the extent not used to meet redemptions of Units or pay fees or expenses, will be distributed to Unitholders. Proceeds received from the disposition of any Securities after a record date and prior to the following distribution date will be held in the Capital Account and not distributed until the next distribution date. Any distribution to Unitholders consists of each Unitholder's pro rata share of the available cash in the Income and Capital Accounts as of the related Record Date.
   REDEMPTION OF UNITS. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at its Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286. Certificates must be tendered to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. On the seventh day following the tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received by the Trustee after the Evaluation Time or on a day which is not a Trust business day, the date of tender is deemed to be the next business day.
   Unitholders tendering 2,500 or more Units of the Trust for redemption may request an in kind distribution of Securities equal to the Redemption Price per Unit on the date of tender. Unitholders may not request an in kind distribution of Securities during the five business days prior to the Trust's termination. An in kind distribution will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's broker-dealer at Depository Trust Company. Amounts representing fractional shares will be distributed in cash. The Trustee may adjust the number of shares of any Security included in a Unitholder's in kind distribution to facilitate the distribution of whole shares.
   The Trustee may sell Securities to satisfy Unit redemptions. To the extent that Securities are redeemed in kind or sold, the size of the Trust will be, and the diversity of the Trust may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an in kind distribution. See "Taxation".
   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rata share of each Unit in the Trust determined on the basis of (i) the cash on hand in the Trust, (ii) the value of the Securities in the Trust and (iii) dividends receivable on the Securities in the Trust trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Trust and (b) the accrued expenses of the Trust. During the initial offering period, the redemption price and the secondary market repurchase price will also include estimated organizational costs. For these purposes, the Evaluator may determine the value of the Securities in the following manner: If the Securities are listed on a national or foreign securities exchange or the Nasdaq Stock Market, Inc., this evaluation is generally based on the closing sale prices on that exchange or market (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or market, at the closing bid prices. If the Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange or market, the evaluation may be based on the current bid price on the over-the-counter market. If current bid prices are unavailable or inappropriate, the evaluation may be determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the Securities on the bid side of the market or (c) by any combination of the above. The value of any foreign securities is based on the applicable currency exchange rate in U.S. dollars as of the Evaluation Time.
   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the SEC determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for other periods as the SEC may permit.
   UNITS. Ownership of Units is evidenced in book entry form. Units are transferable by making a written request to the Trustee. A Unitholder must sign the written request exactly as his name appears on the records of the Trustee with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guarantee program accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.
   REPORTS PROVIDED. Unitholders will receive a statement of dividends and other amounts received by the Trust for each distribution. Within a reasonable time after the end of each year, each person who was a Unitholder during that year will receive a statement describing dividends and capital received, actual Trust distributions, Trust expenses, a list of the Securities and other Trust information. Unitholders may obtain the Evaluator's evaluations of the Securities upon request.

TRUST ADMINISTRATION

   PORTFOLIO ADMINISTRATION. The Trust is not managed funds and, except as provided in the Trust Agreement, Securities generally will not be sold or replaced. The Sponsor may, however, direct that Securities be sold in certain limited circumstances to protect the Trust based on advice from the Supervisor. These situations may include events such as the issuer having defaulted on payment of any of its outstanding obligations or the price of a Security has declined to such an extent or other credit factors exist so that in the opinion of the Sponsor retention of the Security would be detrimental to the Trust. In addition, the Trustee may sell Securities to redeem Units or pay Trust expenses or deferred sales charges. The Trustee must reject any offer for securities or property in exchange for the Securities. If securities or property are nonetheless acquired by the Trust, the Sponsor may direct the Trustee to sell the securities or property and distribute the proceeds to Unitholders or to accept the securities or property for deposit in the Trust. Should any contract for the purchase of any of the Securities fail, the Sponsor will (unless substantially all of the moneys held in the Trust to cover the purchase are reinvested in substitute Securities in accordance with the Trust Agreement) refund the cash and sales charge attributable to the failed contract to all Unitholders on or before the next distribution date.
   When your Trust sells Securities, the composition and diversity of the Securities in the Trust may be altered. In order to obtain the best price for the Trust, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. In effecting purchases and sales of the Trust's portfolio securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with the Trust, the Sponsor or dealers participating in the offering of Units. In addition, in selecting among firms to handle a particular transaction, the Sponsor may take into account whether the firm has sold or is selling units of unit investment trusts which it sponsors.
   AMENDMENT OF THE TRUST AGREEMENT. The Trustee and the Sponsor may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not adversely affect Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or permit acquisition of securities in addition to or substitution for the Securities (except as provided in the Trust Agreement). The Trustee will notify Unitholders of any amendment.
   TERMINATION. The Trust will terminate on the Mandatory Termination Date or upon the sale or other disposition of the last Security held in the Trust. The Trust may be terminated at any time with consent of Unitholders representing two-thirds of the outstanding Units or by the Trustee when the value of the Trust is less than $500,000 ($3,000,000 if the value of the Trust has exceeded $15,000,000) (the "Minimum Termination Value"). Unitholders will be notified of any termination. The Trustee may begin to sell Securities in connection with a Trust termination during a period beginning nine business days before, and no later than, the Mandatory Termination Date. Approximately thirty days before this date, the Trustee will notify Unitholders of the termination and provide a form enabling qualified Unitholders to elect an in kind distribution of Securities. See "Rights of Unitholders--Redemption of Units". This form must be returned at least five business days prior to the Mandatory Termination Date. Unitholders will receive a final cash distribution within a reasonable time after the Mandatory Termination Date. All distributions will be net of Trust expenses and costs. Unitholders will receive a final distribution statement following termination.
The Information Supplement contains further information regarding termination of the Trust. See "Additional Information".
   LIMITATIONS ON LIABILITIES. The Sponsor, Evaluator, Supervisor and Trustee are under no liability for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee is not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and is not be liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or other governmental charges imposed on the Securities, on it as Trustee under the Trust Agreement or on the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Trustee, Sponsor and Supervisor may rely on any evaluation furnished by the Evaluator and have no responsibility for the accuracy thereof. Determinations by the Evaluator shall be made in good faith upon the basis of the best information available to it.

     SPONSOR. Van Kampen Funds Inc. is the Sponsor of the Trust. The Sponsor is a wholly owned subsidiary of Van Kampen Investments Inc., which is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co. The Sponsor has its principal offices at 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555. As of November 30, 2000, the total stockholders' equity of Van Kampen Funds Inc. was $161,761,917 (audited). Van Kampen Funds Inc. and the Trust have adopted a code of ethics requiring Van Kampen's employees who have access to information on Trust transactions to report personal securities transactions. This code is intended to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trust. The Information Supplement contains additional information about the Sponsor.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trust as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.
   TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".
   PERFORMANCE INFORMATION. We may from time to time in advertising and sales materials compare the current returns on the Trust and returns over specified time periods on other similar trusts (which may show performance net of expenses and charges which the Trust would have charged) with returns on other investments such as the common stocks comprising the Dow Jones Industrial Average, the S&P 500, other investment indices, corporate or U.S. government bonds, bank CDs, money market accounts or money market funds, or with performance data from Lipper Analytical Services, Inc., Morningstar Publications, Inc. or various publications, each of which has characteristics that may differ from those of the Trust. Information on percentage changes in the dollar value of Units may be included from time to time in advertisements, sales literature, reports and other information furnished to current or prospective Unitholders. Total return figures may not be averaged and may not reflect deduction of the sales charge, which would decrease return. No provision is made for any income taxes payable. Past performance may not be indicative of future results. The Trust portfolio is not managed and Unit price and return fluctuate with the value of common stocks in the portfolio, so there may be a gain or loss when Units are sold. As with other performance data, performance comparisons should not be considered representative of the Trust's relative performance for any future period.

TAXATION

   This section summarizes some of the main U.S. federal income tax consequences of owning Units of your Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.
   TRUST STATUS. Your Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of the Securities and other assets held by your Trust, and as such you will be considered to have received a pro rata share of income (e.g., dividends and capital gains, if any) from each Security when such income would be considered to be received by you if you directly owned your Trust's assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from your Trust which you must take into account for federal income tax purposes is not reduced by amounts used to pay Trust expenses (including the deferred sales charge, if any).
   YOUR TAX BASIS AND INCOME OR LOSS UPON DISPOSITION. If your Trust disposes of Securities, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Securities from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Security or other Trust asset by apportioning the cost of your Units, generally including sales charges, among each Security or other Trust asset ratably according to their value on the date you purchase your Units. In certain circumstances, however, you may have to adjust your tax basis after you purchase your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits).
   If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000, with a holding period of more than five years. Because your Trust terminates in less than five years, the reduction in the capital gains rate for property held for more than five years could only possibly apply to your interest in the Securities if you are eligible for and elect to receive an in-kind distribution at redemption or termination.
   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine the holding period of your Units. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code may, however, treat certain capital gains as ordinary income in special situations.
   EXCHANGES. If you elect to reinvest the proceeds from your Trust into a future trust, it is considered a sale for federal income tax purposes, and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of your Trust for units of the next series will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Securities under the wash sale provisions of the Internal Revenue Code.
   IN-KIND DISTRIBUTIONS. Under certain circumstances, as described in this prospectus, you may request a distribution of Securities when you redeem your Units or at your Trust's termination. By electing to receive a distribution of Securities, you will receive whole shares of stock plus, possibly, cash.
   You will not recognize gain or loss if you only receive Securities in exchange for your pro rata portion of the Securities held by your Trust. However, if you also receive cash in exchange for a fractional share of a Security or shares of a foreign Security held by your Trust, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such share(s) of the Security.
   LIMITATIONS ON THE DEDUCTIBILITY OF PORTFOLIO EXPENSES. Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may, however, be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

     FOREIGN, STATE AND LOCAL TAXES. Distributions by your Trust that are treated as U.S. source income (e.g., dividends received on Securities of domestic corporations) will generally be subject to U.S. income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-U.S. persons, subject to any applicable treaty. However, distributions by your Trust that are derived from certain dividends of Securities of a foreign corporation may not be subject to U.S. income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-U.S. persons.

   Some distributions by your Trust may be subject to foreign withholding taxes. Any dividends withheld will nevertheless be treated as income to you. However, because you are deemed to have paid directly your share of foreign taxes that have been paid or accrued by your Trust, you may be entitled to a foreign tax credit or deduction for U.S. tax purposes with respect to such taxes.
   Under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unitholders in the same manner as for federal income tax purposes.

TRUST OPERATING EXPENSES

   COMPENSATION OF SPONSOR, SUPERVISOR AND EVALUATOR. The Evaluator will receive the annual fee for evaluation services set forth under "Summary of Essential Financial Information" in Part One. The Supervisor will receive the annual fee described under "Summary of Essential Financial Information" in Part One for portfolio supervisory services for the Trust. The Supervisor's fees may exceed the actual costs of providing these services to the Trust but at no time will the total amount received for supervisory services rendered to all Van Kampen unit investment trusts in any calendar year exceed the aggregate cost of providing these services in that year.

   TRUSTEE'S FEE. For its services the Trustee will receive the fee from the Trust set forth under "Summary of Essential Financial Information" in Part One. The Trustee benefits to the extent there are funds in the Capital and Income Accounts since these Accounts are non-interest bearing to Unitholders and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds.

     MISCELLANEOUS EXPENSES. The following additional charges are or may be incurred by the Trust: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Trust,
(b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Trust without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees, (h) costs associated with liquidating the securities held in the Trust portfolio, (i) any offering costs incurred after the end of the initial offering period and (j) expenditures incurred in contacting Unitholders upon termination of the Trust. The Trust may pay the expenses of updating its registration statement each year.

   GENERAL. The fees and expenses of the Trust will accrue on a daily basis and will be charged to the Trust on a monthly basis. The fees and expenses are generally paid out of the Capital Account. When these amounts are paid by or owing to the Trustee, they are secured by a lien on the Trust's portfolio. It is expected that Securities will be sold to pay these amounts which will result in capital gains or losses to Unitholders. See "Taxation". The Supervisor's, Evaluator's and Trustee's fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index or, if this category is not published, in a comparable category.

OTHER MATTERS

   LEGAL OPINIONS. The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Winston & Strawn has acted as counsel to the Trustee and as special counsel for New York tax matters.
   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS. The statement of condition and the related portfolio included in this Prospectus have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report in this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

ADDITIONAL INFORMATION

   This Prospectus does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC. The Information Supplement, which has been filed with the SEC, includes more detailed information concerning the Securities, investment risks and general information about the Trust. Information about your Trust (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the Public Reference Room by calling 1-202-942-8090. Reports and other information about your Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


                     TABLE OF CONTENTS

        TITLE                                    PAGE
        -----                                    ----
   The Trust...................................   A-2
   Objectives and Securities Selection.........   A-2
   Risk Factors................................   A-4
   Public Offering.............................   A-4
   Rights of Unitholders.......................   A-7
   Trust Administration........................   A-8
   Taxation....................................  A-10
   Trust Operating Expenses....................  A-12
   Other Matters...............................  A-13
   Additional Information......................  A-13



                                                                       EMSPRO143



                                   PROSPECTUS
                                     PART II








                              NEW MILLENNIUM TRUST,
                                    SERIES 1








                              901 East Byrd Street
                            Richmond, Virginia 23219
                                 (800) 999-4328
                              www.firstunionsec.com

              Please retain this prospectus for future reference.





                      Contents of Post-Effective Amendment
                            to Registration Statement

    This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet

                                 The prospectus

                                 The signatures

                     The Consent of Independent Accountants

                                   Signatures

   Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen Focus Portfolios, Series 143, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 24th day of September, 2001.

                                         Van Kampen Focus Portfolios, Series 143
                                                                    (Registrant)

                                                        By Van Kampen Funds Inc.
                                                                     (Depositor)


                                                         By: Christine K. Putong
                                                             Assistant Secretary
                                                                          (Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on August 25, 2000 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE               TITLE

Richard F. Powers III    Chairman and Chief Executive Officer               )

John H. Zimmermann III   President                                          )

Michael H. Santo         Managing Director and Chief Operations             )
                         and Technology Officer                             )


                                               Christine K. Putong______________
                                                             (Attorney in Fact)*

--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Focus Portfolios, Series 136 (File No. 333-70897) and the same are hereby incorporated herein by this reference.